RELATED PARTIES (Details)	12 Months Ended
	Dec. 31, 2013 Tzivtit Insurance [Member] USD ($)	Dec. 31, 2013 Tzivtit Insurance [Member] ILS	Dec. 31, 2012 Tzivtit Insurance [Member] USD ($)	Dec. 31, 2011 Tzivtit Insurance [Member] USD ($)	Dec. 31, 2013 A. Sheratzky Holdings [Member] USD ($)	Dec. 31, 2012 A. Sheratzky Holdings [Member] USD ($)	Dec. 31, 2011 A. Sheratzky Holdings [Member] USD ($)	Dec. 31, 2013 Basic Insurance Policies [Member] Tzivtit Insurance [Member] USD ($)	Dec. 31, 2012 Basic Insurance Policies [Member] Tzivtit Insurance [Member] USD ($)	Dec. 31, 2013 Directors And Officers Insurance Policies [Member] Tzivtit Insurance [Member] USD ($)	Dec. 31, 2012 Directors And Officers Insurance Policies [Member] Tzivtit Insurance [Member] USD ($)	Dec. 31, 2013 Izzy Sheratzky [Member] A. Sheratzky Holdings [Member] USD ($)	Dec. 31, 2013 Izzy Sheratzky [Member] A. Sheratzky Holdings [Member] ILS	Dec. 31, 2013 Eyal Sheratzky [Member] A. Sheratzky Holdings [Member] USD ($)	Dec. 31, 2013 Eyal Sheratzky [Member] A. Sheratzky Holdings [Member] ILS	Dec. 31, 2013 Nir Sheratzky [Member] A. Sheratzky Holdings [Member] USD ($)	Dec. 31, 2013 Nir Sheratzky [Member] A. Sheratzky Holdings [Member] ILS	Dec. 31, 2013 Eyal Sheratzky And Nir Sheratzky[Member] A. Sheratzky Holdings [Member]	Dec. 31, 2013 Yehuda Kahane [Member] USD ($)	Dec. 31, 2013 Yehuda Kahane [Member] ILS	Dec. 31, 2012 Yehuda Kahane [Member] USD ($)	Dec. 31, 2011 Yehuda Kahane [Member] USD ($)	Dec. 31, 2013 Gil Sheratzky [Member] USD ($)	Dec. 31, 2013 Gil Sheratzky [Member] ILS	Dec. 31, 2012 Gil Sheratzky [Member] USD ($)	Dec. 31, 2011 Gil Sheratzky [Member] USD ($)	Dec. 31, 2013 Gil Sheratzky [Member] E-Com Global Electronic Commerce Lt. [Member] USD ($)	Dec. 31, 2013 Gil Sheratzky [Member] E-Com Global Electronic Commerce Lt. [Member] ILS	Dec. 31, 2013 Maximum [Member] Eyal Sheratzky [Member]
Related Party Transaction [Line Items]
Payments for insurance policies								$ 303,000	$ 280,000	$ 193,000	$ 189,000
Related party commission from insurance company	80,000	288,000	72,000	50,000
Monthly cost												25,000	98,000	13,100	48,892	13,200	49,307		4,300	15,000			6,700	25,000			6,700	25,000
Percentage of increase in profit available based on agreement																											2.00%	2.00%
Percentage of pretax income available based on employment agreement												5.00%	5.00%					1.00%											1.00%
Term of agreement												2 years	2 years
Term of automatic extension												2 years	2 years
Notice required to terminate agreement												180 days	180 days
Threshold term agreement for Israeli law												3 years	3 years
Aggregate expenses					$ 3,470,000	$ 2,691,000	$ 2,618,000												$ 59,000		$ 56,000	$ 59,000	$ 145,000		$ 203,000	$ 196,000